CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Cheetah Class A Ordinary shares shares	Cheetah Class B Ordinary shares shares	Class A Ordinary shares Common Stock USD ($) shares		Class A Ordinary shares Common Stock CNY (¥) shares		Class A Ordinary shares shares	Class B Ordinary shares Common Stock USD ($) shares		Class B Ordinary shares Common Stock CNY (¥) shares		Class B Ordinary shares shares	Common Stock CNY (¥) shares	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Retained Earnings, Unappropriated USD ($)	Retained Earnings, Unappropriated CNY (¥)	Total shareholders' equity USD ($)	Total shareholders' equity CNY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2012														¥ 150		¥ 28,802		¥ (1,603)		¥ 12,801		¥ 40,150				¥ 40,150
Balance (in shares) at Dec. 31, 2012 | shares	[1]													900,551,482
Changes in shareholders' equity
Net income																				62,018		62,018				62,018
Other comprehensive (loss) income																		14,842				14,842				14,842
Share-based compensation																35,117						35,117				35,117
Balance at Dec. 31, 2013														¥ 150		63,919		13,239		74,819		152,127				152,127
Balance (in shares) at Dec. 31, 2013 | shares	[1]													900,551,482
Changes in shareholders' equity
Net income																				67,941		67,941		¥ (1,030)		66,911
Other comprehensive (loss) income																		(9,866)				(9,866)		(96)		(9,962)
Distribution to shareholders																(30,775)						(30,775)				(30,775)
Issuance of ordinary shares						¥ 27										1,409,150						1,409,177				1,409,177
Issuance of ordinary shares (in shares) | shares				173,714,285		173,714,285
Exercise and vesting of share-based awards						¥ 8					¥ 2					44,939						44,949				44,949
Exercise and vesting of share-based awards (shares) | shares				41,331,627		41,331,627			15,000,000		15,000,000
Re-designation of ordinary shares to Class B ordinary shares											¥ 150			¥ (150)
Re-designation of ordinary shares to Class B ordinary shares (Shares) | shares									900,551,482		900,551,482			(900,551,482)
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares											¥ 35					441,906						441,941				441,941
Reclassification of ordinary shares from mezzanine equity to Class B ordinary shares (shares) | shares									224,905,170		224,905,170
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders						¥ 7					¥ (7)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares) | shares				45,000,000		45,000,000			(45,000,000)		(45,000,000)
Share-based compensation																129,171						129,171		17		129,188
Share of reserves of an equity investee																1,013						1,013				1,013
Noncontrolling interest in connection with business combination																								71,550		71,550
Capital Contribution From Noncontrolling Interest Shareholders																660						660		6,090		6,750
Balance at Dec. 31, 2014						¥ 42					¥ 180					2,059,983		3,373		142,760		2,206,338		76,531		2,282,869
Balance (in shares) at Dec. 31, 2014 | shares		350,398,737	1,035,037,339	260,045,912	[2]	260,045,912	[2]	260,045,912	1,095,456,652		1,095,456,652		1,095,456,652
Changes in shareholders' equity
Ordinary shares deemed issued | shares		365,961,759	1,058,514,152					288,988,560					1,127,614,152
Net income																				176,596		176,596		(5,318)	$ 26,440	171,278
Other comprehensive (loss) income																		120,422				120,422		470	18,663	120,892
Exercise and vesting of share-based awards						¥ 2					¥ 1					3,954						3,957				3,957
Exercise and vesting of share-based awards (shares) | shares				14,527,696		14,527,696			8,680,687		8,680,687
Issuance of ordinary shares for business acquisition (note 3)																23,309						23,309				23,309
Issuance of ordinary shares for business acquisition (note 3) (in shares) | shares				2,173,039		2,173,039
Issuance of ordinary shares in relation to investment in an equity investee						¥ 1										64,109						64,110				64,110
Issuance of ordinary shares in relation to investment in an equity investee (in shares) | shares				4,552,090		4,552,090
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders						¥ 11					¥ (11)
Conversion of Class B ordinary shares to Class A ordinary shares by shareholders (shares) | shares				69,100,000		69,100,000			(69,100,000)		(69,100,000)
Share-based compensation																314,945						314,945		595		315,540
Share of reserves of an equity investee																576						576				576
Noncontrolling interest in connection with business combination																								62,224		62,224
Capital Contribution From Noncontrolling Interest Shareholders																1,686						1,686		1,689		3,375
Balance at Dec. 31, 2015				$ 9		¥ 56			$ 26		¥ 170				$ 381,080	¥ 2,468,562	$ 19,111	¥ 123,795	$ 49,299	¥ 319,356	$ 449,525	¥ 2,911,939	$ 21,024	¥ 136,191	$ 470,549	¥ 3,048,130
Balance (in shares) at Dec. 31, 2015 | shares				350,398,737	[3]	350,398,737	[3]	350,398,737	1,035,037,339	[3]	1,035,037,339	[3]	1,035,037,339
Changes in shareholders' equity
Ordinary shares deemed issued | shares								365,961,759					1,058,514,152

[1]	* As at January 1, 2013 and December 31, 2013, 100,000,000 ordinary shares under the 2011 Share Award Scheme not yet transferred to the grantees were deemed issued but not outstanding and excluded.
[2]	# As at December 31, 2014, 28,942,648 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 11,511,873 and 14,999,000 Class A ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme and the 2013 Incentive Scheme, respectively, and 2,431,775 Class A ordinary shares issued but not yet granted to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3); 32,157,500 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded.
[3]	** As at December 31, 2015, 15,563,022 Class A ordinary shares were deemed issued but not outstanding and excluded, representing 12,909,200 Class A ordinary shares issued but not transferred to the grantees under the 2013incentive Scheme, and 2,079,787 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the acquisition of the HK Zoom business (note 3); 574,035 Class A ordinary shares issued but not transferred to employee beneficial owners in relation to the investment in equity investee; 23,476,813 Class B ordinary shares issued but not transferred to the grantees under the 2011 Share Award Scheme were deemed issued but not outstanding and excluded.